CONSOLIDATED STATEMENTS OF OPERATIONS (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 13,211	$ 15,665	$ 73,338	$ 96,706
Costs and expenses:
Cost of revenue	17,492	17,363	82,025	94,280
Selling, general and administrative	11,742	6,215	28,822	11,611
Total costs and expenses	29,234	23,578	110,847	105,891
Loss from operations	(16,023)	(7,913)	(37,509)	(9,185)
Other income (expenses):
Gain from sale of consolidated entity	0	387	387	0
Gain from sale of equity-method investment	0	863	883	581
Other income	4	42	180	15
Loss from change in fair value forward purchase agreement	(227)	0	(13,403)	0
Interest expense, net	(1,138)	(894)	(3,358)	(866)
Other expenses	(1,361)	398	(15,311)	(270)
Loss before provision for income taxes	(17,384)	(7,515)	(52,820)	(9,455)
Provision for incomes taxes	6	0	2	(55)
Net Loss attributable to Volato Group, Inc.	$ (17,390)	$ (7,515)	$ (52,822)	$ (9,367)
Basic and diluted net loss per share
Basic net loss per share (in dollars per share)	$ (0.6)	$ (0.67)	$ (3.46)	$ (0.83)
Diluted net loss per share (in dollars per share)	$ (0.6)	$ (0.67)	$ (3.46)	$ (0.83)
Weighted average common share outstanding:
Basic (in shares)	29,116,201	11,268,877	15,245,004	11,268,879
Diluted (in shares)	29,116,201	11,268,877	15,245,004	11,268,879